Statement of Stockholders' Equity (USD $)	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances, (inception) at Jul. 07, 2013	$ 0		$ 0	$ 0
Capital contribution from stockholders	1,629,983	1,629,983		0
Net loss	(40,203)		(40,203)
Accumulated other comprehensive income	21,544			21,544
Balances at Dec. 31, 2013	$ 1,611,324	$ 1,629,983	$ (40,203)	$ 21,544